Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity File Number	000-24790
Entity Registrant Name	TOWER SEMICONDUCTOR LTD.
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address, Postal Zip Code	2310502
Entity Address, Country	IL